Supplementary Financial Statement Information (Tables)	6 Months Ended
Jun. 30, 2024
Supplementary Financial Statement Information [Abstract]
Schedule of Disaggregated Revenues	Disaggregated revenues:
	Six months ended June 30,		Three months ended June 30,
	2024	2023	2024	2023
Revenues from milestones (See note 5)	$-	$10,000	$-	$10,000
Revenues from the sales of goods	347	617	249	184
Total revenues	$347	$10,617	$249	$10,184

Schedule of Revenues by Geographical Area	Revenues by geographic area were as follows:
	Six months ended June 30,		Three months ended June 30,
	2024	2023	2024	2023
United states and Canada	$339	$10,592	$244	$10,161

Europe and others	8	25	5	23

Total revenues	$347	$10,617	$249	$10,184

Schedule of Revenue by Major Customers	Set forth below is a breakdown of the Company’s revenue by major customers (major customer –revenues from these customers constitute at least 10% of total revenues in a certain period):
	Six months ended June 30,		Three months ended June 30,
	2024	2023	2024	2023

Customer A	$331	$10,527	$244	$10,151